Note 10 - Capital Risk Management	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
10.	Capital risk management

The Company’s objectives in managing its liquidity and capital are to safeguard the Company’s ability to continue as a going concern and to provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of its equity (comprising of share capital, equity reserve, accumulated other comprehensive (loss) income and deficit), net of cash and cash equivalents.

Capital as defined above is summarized in the following table:

	December 31,	December 31,
	2019	2018
Equity	$215,247	$213,881
Cash and cash equivalents ( Note 3 )	(72,360)	(130,180)
	$142,887	$83,701

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may
attempt to issue new shares, issue debt, acquire or dispose of assets.

In order to facilitate the management of its capital requirements, the Company prepares annual expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. The annual and updated budgets are approved by the Board of Directors. The Company currently does not
pay out dividends.

As at
December 31, 2019,
the Company does
not
have any long-term debt and is
not
subject to any externally imposed capital requirements.

The Company has working capital of
$71,858
as at
December 31, 2019.
The Company will likely require additional capital in the future to meet its future project and other related expenditures (see
Note
15
) as the Company is currently
not
generating any cash flow from operations. Future liquidity therefore depends upon the Company’s ability to arrange debt or additional equity financings.